STATEMENT OF INVESTMENTS
BNY Mellon Research Growth Fund, Inc.

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Capital Goods - 8.9%
AMETEK	205,642		20,360,614
Gardner Denver Holdings	744,242	[a]	25,207,477
Ingersoll-Rand	194,011		25,436,782
Rockwell Automation	127,236		24,917,898
United Technologies	232,242		34,450,778
W.W. Grainger	53,405		16,926,715
			147,300,264
Consumer Services - 3.6%
Chipotle Mexican Grill	18,944	[a]	15,418,900
McDonald's	133,087		25,882,760
Wynn Resorts	152,120		18,383,702
			59,685,362
Energy - 1.2%
Marathon Petroleum	317,802		19,271,513
Food & Staples Retailing - 1.1%
Walmart	154,087		18,350,221
Food, Beverage & Tobacco - 2.4%
PepsiCo	295,113		40,085,199
Health Care Equipment & Services - 7.3%
Alcon	247,214	[a,b]	13,668,462
Anthem	82,142		23,711,110
Baxter International	232,640		19,069,501
Boston Scientific	772,450	[a]	33,408,462
Danaher	135,554		19,788,173
Masimo	78,071	[a]	12,106,470
			121,752,178
Insurance - 1.8%
American International Group	556,302		29,294,863
Materials - .8%
CF Industries Holdings	284,237		13,134,592
Media & Entertainment - 8.7%
Alphabet, Cl. C	75,966	[a]	99,132,591
Electronic Arts	120,922	[a]	12,214,331
Pinterest, Cl. A	669,642	[a]	13,044,626
Twitter	634,023	[a]	19,597,651
			143,989,199
Pharmaceuticals Biotechnology & Life Sciences - 7.7%
Charles River Laboratories International	83,787	[a]	12,170,062
Eli Lilly & Co.	182,900		21,463,315

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.7% (continued)
Merck & Co.	476,834		41,570,388
Sage Therapeutics	60,198	[a,b]	9,316,844
Sarepta Therapeutics	141,546	[a,b]	15,922,510
Vertex Pharmaceuticals	65,270	[a]	14,473,623
Zoetis	103,728		12,501,299
			127,418,041
Retailing - 8.2%
Amazon.com	59,392	[a]	106,953,114
O'Reilly Automotive	64,928	[a]	28,716,356
			135,669,470
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices	574,734	[a,b]	22,500,836
Broadcom	135,959		42,991,595
Microchip Technology	168,042	[b]	15,886,691
Qualcomm	494,661		41,328,927
Xilinx	234,655		21,771,291
			144,479,340
Software & Services - 25.5%
HubSpot	82,485	[a]	12,455,235
Microsoft	753,625		114,083,752
PayPal Holdings	348,254	[a]	37,614,915
Proofpoint	124,352	[a]	14,759,339
Salesforce.com	269,874	[a]	43,959,776
ServiceNow	87,820	[a]	24,856,573
Shopify, Cl. A	38,308	[a]	12,900,219
Splunk	205,788	[a]	30,707,685
Square, Cl. A	249,037	[a,b]	17,213,437
SS&C Technologies Holdings	362,106		21,744,465
Twilio, Cl. A	132,187	[a,b]	13,652,273
Visa, Cl. A	427,672	[b]	78,909,761
			422,857,430
Technology Hardware & Equipment - 8.3%
Apple	371,258		99,218,700
Cognex	474,123		23,791,492
Zebra Technologies, Cl. A	60,316	[a]	15,135,697
			138,145,889
Transportation - 2.0%
Union Pacific	190,012		33,440,212
Utilities - 2.1%
NextEra Energy	148,246		34,662,880
Total Common Stocks (cost $1,126,435,686)			1,629,536,653

	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $26,476,590)	1.63	26,476,590	[c]	26,476,590
Total Investments (cost $1,152,912,276)		99.9%		1,656,013,243
Cash and Receivables (Net)		.1%		858,300
Net Assets		100.0%		1,656,871,543

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $137,487,351 and the value of the collateral was $140,193,710, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Research Growth Fund, Inc.

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,629,536,653	-	-	1,629,536,653
Investment Companies	26,476,590	-	-	26,476,590

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $503,100,967, consisting of $519,929,516 gross unrealized appreciation and $16,828,549 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.